Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 30,734	$ 29,285
Marketable securities	4,020	8,266
Accounts receivable:
Trade, net	27,258	31,120
Other	3,620	4,693
Inventories	87,985	75,753
Total current assets	153,617	149,117
Marketable securities	15,163	23,773
Assets held for employees' severance benefits	1,715	1,882
Deferred tax assets	502	1,616
Property, plant and equipment, net	4,488	4,576
Intangible assets, net	6,710	4,314
Operating leases right-of-use, net	8,441	8,765
Goodwill	25,561	25,561
Total assets	216,197	219,604
Current liabilities
Trade accounts payable	15,922	29,918
Other accounts payable and accrued expenses	9,641	18,582
Operating lease liabilities	1,549	1,811
Total current liabilities	27,112	50,311
Long-term liabilities
Operating lease liabilities	6,291	7,377
Liability for employees' severance benefits	3,425	3,443
Deferred tax liabilities	74	10
Total liabilities	36,902	61,141
Shareholders' equity
Ordinary shares, ILS 0.01 par value; 10,000,000 shares authorized; 7,670,033 and 7,670,033 issued as at December 31, 2021 and 2022, respectively; 6,709,528 and 6,738,706 outstanding as at December 31, 2021 and 2022, respectively	22	22
Additional paid-in capital	66,556	63,390
Treasury shares (at cost) 960,505 and 933,933 ordinary shares as at December 31, 2021 and 2022, respectively	(34,896)	(34,995)
Retained earnings	147,613	130,046
Total shareholders' equity	179,295	158,463
Total liabilities and shareholders’ equity	$ 216,197	$ 219,604